Summary of Significant Accounting Policies - Detail Information of Subsidiaries (Parenthetical) (Detail) - USD ($) $ in Millions	Mar. 31, 2021	Dec. 31, 2020
TSMC Nanjing Company Limited [member]
Disclosure of subsidiaries [line items]
Investment in subsidiaries		$ 3,000
TSMC Arizona Corporation [member]
Disclosure of subsidiaries [line items]
Conditioned payments for various public infrastructure projects from City of Phoenix	$ 205